Supplement Dated February 28, 2023
to the Thrivent Series Fund, Inc. Prospectus, Summary Prospectuses, and Statement of Additional Information, each dated April 30, 2022, for the following funds (each, a "Portfolio," and collectively, the "Portfolios")
Thrivent Government Bond Portfolio
Thrivent Income Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Low Volatility Equity Portfolio
Thrivent Small Cap Stock Portfolio
The following portfolio management changes for the Portfolios will be implemented effective immediately:
Thrivent Government Bond Portfolio. Kent L. White, CFA has been named as a portfolio manager for the Portfolio. Mr. White is Vice President, Fixed Income Mutual Funds and has been with Thrivent Financial since 1999. Jon-Paul (JP) Gagne will continue to serve as a portfolio manager for the Portfolio. Michael G. Landreville, CFA, CPA (inactive) will no longer be a portfolio manager for the Portfolio.
Thrivent Income Portfolio. Cortney L. Swensen has been named as a portfolio manager for the Portfolio. Ms. Swensen is a Senior Portfolio Manager and has been with Thrivent Financial since 2011. Kent L. White, CFA will continue to serve as a portfolio manager for the Portfolio.
Thrivent Limited Maturity Bond Portfolio. Michael G. Landreville, CFA, CPA (inactive) will no longer be a portfolio manager for the Portfolio. Cortney L. Swensen, CFA and Jon-Paul (JP) Gagne will continue to serve as portfolio managers for the Portfolio.
Thrivent Low Volatility Equity Portfolio. Jing Wang, CFA has been named as a portfolio manager for the Portfolio. Mr. Wang is a Senior Portfolio Manager and has been with Thrivent Financial since 2019. Noah J. Monsen, CFA and Brian W. Bomgren, CQF will continue to serve as portfolio managers for the Portfolio.
Thrivent Small Cap Stock Portfolio. Katelyn R. Young, CPA has been named as a portfolio manager for the Portfolio. Ms. Young is a Senior Portfolio Manager and has been with Thrivent Financial since 2022. Matthew D. Finn, CFA and James M. Tinucci, CFA will continue to serve as portfolio managers for the Portfolio.
Please include this Supplement with your Prospectus, Summary Prospectus and Statement of Additional Information.
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